Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Schedule of Accounts Receivable

Accounts receivable as at June 30, 2019 and December 31, 2018 are as follows:

	June 30,	December 31,
	2019	2018
	(Unaudited)
Accounts Receivable	$12,007,267	$11,437,581
Allowance for doubtful accounts	(3,868,160)	(3,441,650)
Accounts Receivable – Net	$8,139,107	$7,995,931
Accounts Receivable-related parties	$12,246,613	$9,787,645
Allowance for doubtful accounts	(1,297,720)	(242,192)
Accounts Receivable-related parties– Net	$10,948,893	$9,545,453
Non-current Accounts Receivable	$643,641	$1,078,777
Allowance for doubtful accounts	(160,910)	-
Non-current Accounts Receivable– Net	$482,731	$1,078,777

Schedule of Allowance for Doubtful Accounts

The following table describes the movements in the allowance for doubtful accounts during the six months period ended June 30, 2019 and the year ended December 31, 2018:

Balance at January 1, 2018	$2,981,705
Increase in allowance for doubtful accounts	862,644
Foreign exchange difference	(160,507)
Balance at December 31, 2018	$3,683,842
Increase in allowance for doubtful accounts	1,637,247
Foreign exchange difference	5,701
Balance at June 30, 2019 (Unaudited)	$5,326,790

Schedule of Future Minimum Payments for Operating Leases	Annual minimum lease payments to be received in the next 5 years:
2019	431,794
2020	451,294
2021	470,764
2022	169,435
Total	1,523,287

Schedule of Foreign Currency Translation

The exchange rates adopted are as follows:

	June 30,	December 31,	June 30,
	2019	2018	2018
Period-end RMB to US$ exchange rate	6.8680	6.8787	6.6205
Average yearly RMB to US$ exchange rate	-	6.6079	-
Average six months RMB to US$ exchange rate	6.7864	-	6.3688

Property, Plant and Equipment [Member]
Schedule of Estimated Useful Lives

Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	3-5 years

Intangible Assets [Member]
Schedule of Estimated Useful Lives

Intangible assets are stated at acquisition fair value or cost less accumulated amortization, and amortized using the straight-line method over the following estimated useful lives:

Software development costs	3-5 years
Trademarks	5 years